INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance	$ 43,102,265	$ 43,579,484
Net operating loss carryforwards	168,200,000
Additional operating loss carryforwards	$ 31,300,000
Operating loss carryforwards, limitation upon utilization percentage	80.00%
Capital loss carryforwards	$ 0